Share capital - Summary of Authorized Share Capital (Parenthetical) (Details)	Mar. 31, 2023 ₨ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 ₨ / shares	Mar. 31, 2021 ₨ / shares
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share | (per share)	₨ 10	$ 0.01	₨ 10	₨ 10